Other operating expense, Net - Disclosure of Other Operating Income Expense (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Operating Income Expense Net [Line Items]
Corporate projects		$ (59.4)	$ (56.4)	$ (129.0)
Restructuring expenses		(31.8)	(69.2)	0.0
Taxes on other sales		(23.7)	(20.3)	(29.5)
Expenses system project		(10.8)	(6.7)	(12.9)
Residual value of fixed assets disposed		(10.5)	0.0	0.0
Aircraft maintenance and flights costs - fleet		(7.8)	(2.8)	(2.1)
Flight safety standards		(3.1)	(3.1)	(4.7)
Product modifications		(2.7)	(2.5)	(2.4)
Training and development		(1.5)	(4.7)	(6.8)
Depreciation and amortization - Commercial Aviation		0.0	(101.2)	0.0
Costs with personnel		0.0	(44.8)	0.0
Carve-Out Expenses		0.0	(82.8)	(111.3)
Additional losses with financial guarantees exercised		0.0	(5.9)	0.0
Contractual fines		(1.0)	(3.9)	(3.5)
Reversal of tax provisions		0.0	8.1	26.8
Recovery of expenses		0.0	12.7	26.2
Contractual fines revenue		7.1	15.1	31.0
Other sales		7.3	6.2	8.3
Impairment of assets		11.2	4.2	(104.4)
Royalties		16.5	7.0	15.9
Reversal (Provision) for contingencies		22.1	(0.3)	(8.1)
Fair value changes - Republic Airways shares		39.1	(4.1)	0.7
Others		(0.8)	(19.3)	(41.0)
Other operating income (expense)	$ 45.1	$ (49.8)	$ (374.7)	$ (346.8)